Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of Carrying Amounts of Right-of-Use Assets

The carrying amounts of right-of-use assets are as below:

Buildings
RMB’million
Net book amount at January 1, 2024	367
Inception of new leases	69
Depreciation charge	(118)
Disposals	(23)
Net book amount at December 31, 2024	295
Inception of new leases	104
Depreciation charge	(108)
Disposals	(4)
Net book amount at December 31, 2025	287

Schedule of Interest Expense Arising from Lease Liabilities and Expenses Related to Short-Term Leases

The interest expense arising from lease liabilities (included in finance costs) and expenses related to short-term leases (included in cost of revenue and expenses) are as below:

	2023	2024	2025
	RMB’million	RMB’million	RMB’million
Interest expense (included in finance costs)	18	17	13
Expense relating to short-term leases (included in cost of revenues and expenses)	71	53	49